STATEMENT OF STOCKHOLDERS' EQUITY (Parentheticals) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
Common stock issued	$ 1.53
Common Stock [Member]
Conversion of preferred stock at	1.50
Common stock issued	$ 1.37
Common Stock [Member] | Series C Preferred Stock [Member]
Conversion of preferred stock at		$ 1.50
Common Stock [Member] | Settlement of Preferred Stock [Member] | Series C Preferred Stock [Member]
Common stock issued		$ 1.55